Annual Fund Operating Expenses	Sep. 30, 2024
(Eaton Vance CLO Investment Grade Income ETF) | Eaton Vance CLO Investment Grade Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.20%
(Eaton Vance High Income Municipal ETF) | Eaton Vance High Income Municipal ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.39%

[1]	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses have been estimated for the current fiscal year.
[3]	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
[4]	Other Expenses have been estimated for the current fiscal year.